Shareholder Report, Holdings (Details) - T-REX 2X Long CIFR Daily Target ETF [Member]	Apr. 30, 2026
Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
Cash Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.88%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.86%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.48%)